CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - CAD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Operating activities
Loss for the period	$ (845,874)	$ (439,507)
Adjusted for:
Accretion expense - office lease	375	1,126
Amortization of Right-of-use asset	4,947	4,947
Recognition of flow-through premium liability	(20,086)	0
Interest income	(44,178)	(40,961)
Equity-settled share-based compensation	13,258	63,093
Changes in working capital items:
Amounts receivable and other assets	(2,217)	47,783
Amounts payable and other liabilities	(145,487)	(283,270)
Due to related parties	17,640	(4,307)
Net cash used in operating activities	(1,021,622)	(651,096)
Investing activities
Interest received	44,178	40,961
Net cash provided by investing activities	44,178	40,961
Financing activities
Office lease payment (base rent portion capitalized under IFRS 16)	(7,052)	(7,052)
Proceeds from exercise of warrants net of issuance costs	1,520,609	0
Net cash provided by (used in) financing activities	1,513,557	(7,052)
Increase (Decrease) in cash	536,113	(617,187)
Cash, beginning of the year	3,076,972	1,906,327
Cash, end of the period	3,613,085	1,289,140
Non-cash transactions
Initial recognition of flow-throw premium in the issuance of flow-through shares	43,333	0
Incremental Fair Value for the shares issued for mineral properties acquisition	$ 23,000	$ 214,350